FORUM FUNDS

                     DAILY ASSETS TREASURY OBLIGATIONS FUND
                          DAILY ASSETS GOVERNMENT FUND
                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                             DAILY ASSETS CASH FUND
                           DAILY ASSETS MUNICIPAL FUND

                                 INVESTOR SHARES

                        Supplement Dated June 8, 1998 to
                          Prospectus Dated May 27, 1998


Shares of one or more of the Funds may not be currently offered for sale in your state.

                                   FORUM FUNDS

                     DAILY ASSETS TREASURY OBLIGATIONS FUND
                          DAILY ASSETS GOVERNMENT FUND
                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                             DAILY ASSETS CASH FUND
                           DAILY ASSETS MUNICIPAL FUND

                              INSTITUTIONAL SHARES

                        Supplement Dated June 8, 1998 to
                          Prospectus Dated May 27, 1998


Shares of one or more of the Funds may not be currently offered for sale in your state.

                                   FORUM FUNDS

                     DAILY ASSETS TREASURY OBLIGATIONS FUND
                          DAILY ASSETS GOVERNMENT FUND
                    DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
                             DAILY ASSETS CASH FUND
                           DAILY ASSETS MUNICIPAL FUND

                          INSTITUTIONAL SERVICE SHARES

                        Supplement Dated June 8, 1998 to
                          Prospectus Dated May 27, 1998


Shares of one or more of the Funds may not be currently offered for sale in your state.